Cover	Sep. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2023
Entity File Number	333-265850
Entity Registrant Name	JOCOM HOLDINGS CORP.
Entity Central Index Key	0001907425
Entity Tax Identification Number	38-4177722
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit No. 11-1, Level 11, Tower 3
Entity Address, Address Line Two	Avenue 3 Bangsar South
Entity Address, Address Line Three	No. 8 Jalan Kerinchi
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	59200
City Area Code	+ 6012
Local Phone Number	3399937
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001